Financial instruments - Fair Value of Financial Instruments (Detail) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cross currency swap | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	CAD 95,404
Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	36
Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	13,385
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term debt	517,637	CAD 511,829
Convertible debentures	455,975
Total financial liabilities	973,612	511,829
Level 2
Fair Value of Financial Instruments [Line Items]
Notes receivable	47,933	126,468
Derivative financial instruments, assets	66,316	4
Total financial assets	114,249	126,472
Long-term debt	3,481,629	1,035,517
Convertible debentures	0
Derivative financial instruments, liabilities	108,825	114,812
Total financial liabilities	3,609,067	1,167,632
Level 2 | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	95,404	101,559
Level 2 | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	17,864
Level 2 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	359	4
Derivative financial instruments, liabilities	36	1,676
Level 2 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	48,093
Derivative financial instruments, liabilities	13,385	9,659
Level 2 | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		1,918
Level 2 | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		17,303
Preferred shares, Series C	18,613
Level 3
Fair Value of Financial Instruments [Line Items]
Notes receivable	0	0
Derivative financial instruments, assets	84,554	88,357
Total financial assets	84,554	88,357
Derivative financial instruments, liabilities	0	446
Total financial liabilities	0	446
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	84,554	88,357
Derivative financial instruments, liabilities		446
Carrying amount
Fair Value of Financial Instruments [Line Items]
Notes receivable	38,183	119,383
Derivative financial instruments, assets	150,870	88,361
Total financial assets	189,053	207,744
Long-term debt	3,913,415	1,486,795
Convertible debentures	358,619
Derivative financial instruments, liabilities	108,825	115,258
Total financial liabilities	4,399,319	1,620,580
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	84,554	88,357
Derivative financial instruments, liabilities		446
Carrying amount | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	95,404	101,559
Carrying amount | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	17,864
Carrying amount | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	359	4
Derivative financial instruments, liabilities	36	1,676
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	48,093
Derivative financial instruments, liabilities	13,385	9,659
Carrying amount | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		1,918
Carrying amount | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		18,527
Preferred shares, Series C	18,460
Fair Value
Fair Value of Financial Instruments [Line Items]
Notes receivable	47,933	126,468
Derivative financial instruments, assets	150,870	88,361
Total financial assets	198,803	214,829
Long-term debt	3,999,266	1,547,346
Convertible debentures	455,975
Derivative financial instruments, liabilities	108,825	115,258
Total financial liabilities	4,582,679	1,679,907
Fair Value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	84,554	88,357
Derivative financial instruments, liabilities		446
Fair Value | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	95,404	101,559
Fair Value | Foreign exchange forward | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	17,864
Fair Value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	359	4
Derivative financial instruments, liabilities	36	1,676
Fair Value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	48,093
Derivative financial instruments, liabilities	13,385	9,659
Fair Value | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		1,918
Fair Value | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Convertible debentures		CAD 17,303
Preferred shares, Series C	18,613
Intrinsic Value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	CAD 314